Fair Values (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Values [Abstract]
Fair value transferred out of Level 1 and into Level 3		$ 745,000
Book value of impaired loans	187,135,000	250,933,000
Partial charge-offs on impaired loans	103,800,000	53,600,000
Valuation allowance of impaired loans	15,935,000	66,904,000
Book value of impaired loans carried at fair value	103,700,000	176,500,000
Impaired Loans Carried at Fair Value, Fair Value	87,813,000	109,643,000
Remaining amount of impaired loans carried at cost	83,400,000	74,400,000
MSR recorded at lower of cost or fair value	9,301,000	10,488,000	10,780,000
Mortgage Servicing Rights, at fair value	5,815,000	3,813,000
Valuation allowance of MSR	1,021,000	748,000	574,000
MSRs recorded at cost	3,500,000
Devaluation adjustments of OREO		8,200,000
Estimated fair value of OREO, less estimated selling costs	$ 42,272,000	$ 41,709,000